Description of Organization And Business Operations	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Sep. 30, 2021
Accounting Policies [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS

CleanTech Acquisition Corp. (formerly known as “Chardan Healthcare Acquisition 5 Corp.”) (the “Company”) is a blank check company incorporated in Delaware on June 18, 2020. The Company was formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of March 31, 2021, the Company had not commenced any operations. All activity for the period from June 18, 2020 (inception) through March 31, 2021 relates to the Company’s formation and the proposed initial public offering (“Proposed Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Proposed Public Offering. The Company has selected December 31 as its fiscal year end.

The Company’s ability to commence operations is contingent upon obtaining adequate financial resources through a Proposed Public Offering of 15,000,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units being offered, the “Public Shares”) at $10.00 per Unit (or 17,250,000 Units if the underwriters’ over-allotment option is exercised in full), which is discussed in Note 3, and the sale of 6,500,000 warrants (or 7,175,000 warrants if the underwriters’ over-allotment option is exercised in full) (the “Private Warrants”), at a price of $1.00 per Private Warrants, in a private placement to CleanTech Investments LLC (formerly known as “Chardan Investments 5 LLC”)and CleanTech Sponsor (together with CleanTech Investment, LLC, the “Co-Sponsors”), that will close simultaneously with the Proposed Public Offering. Please refer to Note 5 for additional details regarding the CleanTech Sponsor.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Proposed Public Offering and the sale of the Private Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete a Business Combination with one or more target businesses that together have an aggregate fair market value of at least 80% of the value of the Trust Account (as defined below) (excluding the taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

A total of $10.10 per unit (whether or not the underwriters’ over-allotment option is exercised in full) of the net proceeds from this offering and the sale of the private warrants described in this prospectus will be placed in a trust account in the United States at Morgan Stanley, maintained by Continental Stock Transfer & Trust Company acting as trustee and will be invested only in U.S. government treasury bills, notes and bonds with a maturity of 183 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act and which invest solely in U.S. Treasuries. Except for all interest income that may be released to us to pay our tax obligations, as discussed below, none of the funds held in the trust account will be released from the trust account until the earlier of: (i) the consummation of our initial business combination within 12 months (or up to 18 months, as applicable) from the closing of this offering and (ii) a redemption to public stockholders prior to any voluntary winding-up in the event we do not consummate our initial business combination within the applicable period.

The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon consummation of such Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required under applicable law or stock exchange listing requirements and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If the Company seeks stockholder approval in connection with a Business Combination, the holders of the Founder Shares (as defined in Note 5) have agreed to vote their Founder Shares and any Public Shares purchased in or after the Proposed Public Offering in favor of approving a Business Combination and to waive their redemption rights with respect to any such shares in connection with a stockholder vote to approve a Business Combination. Additionally, each public stockholder may elect to redeem its Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.

If the Company seeks stockholder approval of the initial business combination and the Company does not conduct redemptions in connection with the business combination pursuant to the tender offer rules, the certificate of incorporation provides that a public stockholder, individually or together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from seeking redemption rights with respect to more than an aggregate of 20% of the shares sold in the initial public offering. Furthermore, in order for a public stockholder to have his, her or its shares redeemed for cash in connection with any proposed business combination, the Company may require that the public stockholders vote either in favor of or against a proposed business combination. If required to vote pursuant to the procedures specified in the proxy statement to stockholders relating to the business combination, and a public stockholder fails to vote in favor of or against the proposed business combination, whether that stockholder abstains from the vote or simply does not vote, that stockholder would not be able to have his, her or its shares of common stock redeemed to cash in connection with such business combination.

The initial stockholders have agreed to waive their redemption rights with respect to any shares they own in connection with the consummation of the initial business combination, including their founder shares and public shares that they have purchased during or after the offering, if any. In addition, the initial stockholders have agreed to waive their rights to liquidating distributions with respect to its founder shares if the Company fails to consummate the initial business combination within 12 months (or up to 18 months, as applicable) from the closing of this offering. However, if the initial stockholders acquire public shares in or after this offering, they will be entitled to receive liquidating distributions with respect to such public shares if the Company fails to consummate the initial business combination within the required time period.

The Company will have until 12 months from the closing of the Proposed Public Offering to consummate a Business Combination. However, if the Company anticipates that it may not be able to consummate an initial Business Combination within 12 months, the Company may extend the period of time to consummate a Business Combination two times by an additional three months each time (for a total of up to 18 months to complete an initial Business Combination) (the “Combination Period”). In order to extend the time available for the Company to consummate a Business Combination, the initial stockholders or their affiliates or designees must deposit into the Trust Account $1,500,000, or $1,725,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per public share, or an aggregate of $3,000,000 (or $3,450,000 if the over-allotment option is exercised in full) if extended for each of the full three months), on or prior to the date of the applicable deadline.

If the Company does not complete a business combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding public shares and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the board of directors, dissolve and liquidate, subject (in the case of (ii) and (iii) above) to the obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the warrants, which will expire worthless if the Company fails to complete the business combination within the time period.

In order to protect the amounts in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.10 per Public Share or (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.10 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Proposed Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

CleanTech Acquisition Corp. (the “Company”) is a blank check company incorporated in Delaware on June 18, 2020. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (a “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of September 30, 2021, the Company had not commenced any operations. All activity through September 30, 2021 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering was declared effective on July 14, 2021. On July 19, 2021, the Company consummated the Initial Public Offering of 15,000,000 units (the “Units” and, with respect to the shares of common stock included in the Units sold, the “Public Shares”), at $10.00 per unit, generating gross proceeds of $150,000,000, which is discussed in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 4,333,333 warrants at a price of $1.00 per Private Placement Warrant in a private placement to CleanTech Sponsor (the “Sponsor”), and 2,166,667 warrants (together, the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to CleanTech Investments, an affiliate of the Sponsor (the “Co-sponsor”), generating gross proceeds of $6,500,000, which is described in Note 4.

The Company granted the underwriters in the Initial Public Offering (the “Underwriters”) a 45-day option to purchase up to 2,250,000 additional Units to cover over-allotments, if any. On July 28, 2021, the Underwriters exercised the over-allotment option in full and purchased an additional 2,250,000 units (the “Over-Allotment Units”), generating gross proceeds of $22,500,000.

Simultaneously with the closing of the exercise of the over-allotment option, the Company consummated the sale of 675,000 warrants (the “Over-Allotment Warrants”) at a purchase price of $1.00 per warrant in a private placement to the Sponsor, generating gross proceeds of $675,000.

Following the closing of the Initial Public Offering and the over-allotment, an amount of $174,225,000 from the net proceeds of the sale of the Public Units in the Initial Public Offering and the sale of the Private Warrants was placed in a trust account (the “Trust Account”), and was invested only in U.S. government treasury obligations with maturities of 183 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”) which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.

Transaction costs related to the issuances described above amounted to $3,916,282, consisting of $3,450,000 of cash underwriting fees and $466,282 of other offering costs. In addition, at September 30, 2021, $789,012 of cash was held outside of the Trust Account and is available for working capital purposes.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete a Business Combination with one or more target businesses that together have an aggregate fair market value of at least 80% of the value of the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The

Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company, after signing a definitive agreement for an Initial Business Combination, will either (i) seek stockholder approval of the Initial Business Combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against the Initial Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest but less taxes payable, or (ii) provide stockholders with the opportunity to sell their Public Shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest but less taxes payable. The decision as to whether the Company will seek stockholder approval of the Initial Business Combination or will allow stockholders to sell their Public Shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval, unless a vote is required by law or under NASDAQ rules. If the Company seeks stockholder approval, it will complete its Initial Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the Initial Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001 either immediately prior to or upon consummation of the Initial Business Combination. In such case, the Company would not proceed with the redemption of its Public Shares and the related Initial Business Combination, and instead may search for an alternate Initial Business Combination.

If the Company seeks stockholder approval of the initial Business Combination and the Company does not conduct redemptions in connection with the Business Combination pursuant to the tender offer rules, the certificate of incorporation provides that a public stockholder, individually or together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from seeking redemption rights with respect to more than an aggregate of 20% of the shares sold in the initial public offering. Furthermore, in order for a public stockholder to have his, her or its shares redeemed for cash in connection with any proposed Business Combination, the Company may require that the public stockholders vote either in favor of or against a proposed Business Combination. If required to vote pursuant to the procedures specified in the proxy statement to stockholders relating to the Business Combination, and a public stockholder fails to vote in favor of or against the proposed Business Combination, whether that stockholder abstains from the vote or simply does not vote, that stockholder would not be able to have his, her or its shares of common stock redeemed to cash in connection with such Business Combination.

The initial stockholders have agreed to waive their redemption rights with respect to any shares they own in connection with the consummation of the initial Business Combination, including their founder shares and public shares that they have purchased during or after the offering, if any. In addition, the initial stockholders have agreed to waive their rights to liquidating distributions with respect to its founder shares if the Company fails to consummate the initial Business Combination within 12 months (or up to 18 months, as applicable) from the closing of the offering. However, if the initial stockholders acquire public shares in or after the Initial Public Offering, they will be entitled to receive liquidating distributions with respect to such public shares if the Company fails to consummate the initial Business Combination within the required time period.

If the Company does not complete a business combination within 12 months (or up to 18 months, as applicable) from the closing this offering (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding public shares and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the board of directors, dissolve and liquidate, subject (in the case of (ii) and (iii) above) to the obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the warrants, which will expire worthless if the Company fails to complete the Business Combination within the time period.

In order to protect the amounts in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.10 per Public Share or (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.10 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.